Share based compensation (Narrative) (Details) $ / shares in Units, $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2017 USD ($) $ / shares	Jun. 30, 2017 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expenses incurred related to options granted | $	$ 275	$ 695
Unrecognized compensation costs related to options granted | $	$ 3,091	$ 3,091
Options exercisable, weighted average contractual life (in years)		1 year 11 months 8 days
Restricted Share Units [Member] | Second anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSUs Vesting percentage		50.00%
Restricted Share Units [Member] | Third anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSUs Vesting percentage		50.00%
Share Option Plan 2013 [Member] | Restricted Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted | shares		78,000
Share Option Plan 2013 [Member] | $39.62 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted | shares		119,925
Exercise price of options | $ / shares		$ 39.62
Expiration date		Jan. 30, 2025
Closing price to determine expiration date | $ / shares	$ 19.81	$ 19.81